Capital Leases	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Capital Leases
15.	CAPITAL LEASES

Certain property, computer and network equipment and optical fibers were acquired through capital leases entered into by the Company.

Future minimum lease payments under non-cancellable capital lease arrangements as lessee are as follows:

	RMB	US$
2019	305,710	44,464
2020	217,525	31,638
2021	317,382	46,161
2022	96,990	14,106
2023 and thereafter	575,941	83,767

Total minimum lease payments	1,513,548	220,136
Less: amount representing interest	(527,860)	(76,774)

Present value of remaining minimum lease payments	985,688	143,362

Capital leases bore weighted average interest rates of 9.93% and 10.37% per annum for the years ended December 31, 2017 and 2018, respectively.